Loss Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Loss Per Share
27.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Numerator:
Net loss	(328,477)	(401,275)	(931,922)	(134,224)
Net (profit) loss attributable to noncontrolling interest and redeemable noncontrolling interest	(20,003)	(26,824)	298,324	42,968

Net loss attributable to ordinary shareholders	(348,480)	(428,099)	(633,598)	(91,256)
Plus: (Increase) decrease in accretion of redeemable noncontrolling interests	(7,850)	7,850	(210,485)	(30,316)

Adjusted net loss attributable to ordinary shareholders	(356,330)	(420,249)	(844,083)	(121,572)

Denominator:
Weighted-average number of shares outstanding—basic	401,335,788	492,065,239	617,169,833	617,169,833
Weighted-average number of shares outstanding—diluted	401,335,788	492,065,239	617,169,833	617,169,833
Loss per share—Basic:
Net loss	(0.89)	(0.85)	(1.37)	(0.20)

	(0.89)	(0.85)	(1.37)	(0.20)

Loss per share—Diluted:
Net loss	(0.89)	(0.85)	(1.37)	(0.20)

	(0.89)	(0.85)	(1.37)	(0.20)

In 2013, 2015 and 2016, the Company issued 6,000,000, 7,200,000 and 4,500,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Contingently issuable shares related to the portion of contingent consideration for the acquisitions in the form of shares that are based on targets that have been fixed are included in the computation of basic loss per share as the Company does not expect any circumstances under which these shares would not be issued.